SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated November 8, 2023
to the Class F Shares Prospectus, dated January 31, 2023 and amended April 14, 2023, August 3, 2023, and
August 30, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Grantham, Mayo, Van Otterloo & Co. LLC is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Grantham, Mayo, Van Otterloo & Co. LLC	Tina Vandersteel	Since 2023	Head, Emerging Country Debt Team, GMO

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Emerging Markets Debt Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Grantham, Mayo, Van Otterloo & Co. LLC: Grantham, Mayo, Van Otterloo & Co. LLC (GMO), located at 53 State Street, 33rd Floor Boston, MA 02109, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to GMO. Tina Vandersteel is the head of GMO's Emerging Country Debt team, the lead portfolio manager for its strategies, and a partner of the firm. In her role as portfolio manager, she focuses on security selection and portfolio construction. Prior to joining GMO in 2004, she worked at J.P. Morgan in fixed income research developing quantitative arbitrage strategies for emerging debt and high yield bonds. Ms. Vandersteel began her career at Morgan Guaranty Trust, attending Morgan Finance Program #18, before establishing her career in emerging debt. She earned her Bachelor's degree in Economics from Washington & Lee University. Ms. Vandersteel is a CFA charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1477 (11/23)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated November 8, 2023
to the Class Y Shares Prospectus, dated January 31, 2023 and amended April 14, 2023, August 3, 2023, and
August 30, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Grantham, Mayo, Van Otterloo & Co. LLC is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Grantham, Mayo, Van Otterloo & Co. LLC	Tina Vandersteel	Since 2023	Head, Emerging Country Debt Team, GMO

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Emerging Markets Debt Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Grantham, Mayo, Van Otterloo & Co. LLC: Grantham, Mayo, Van Otterloo & Co. LLC (GMO), located at 53 State Street, 33rd Floor Boston, MA 02109, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to GMO. Tina Vandersteel is the head of GMO's Emerging Country Debt team, the lead portfolio manager for its strategies, and a partner of the firm. In her role as portfolio manager, she focuses on security selection and portfolio construction. Prior to joining GMO in 2004, she worked at J.P. Morgan in fixed income research developing quantitative arbitrage strategies for emerging debt and high yield bonds. Ms. Vandersteel began her career at Morgan Guaranty Trust, attending Morgan Finance Program #18, before establishing her career in emerging debt. She earned her Bachelor's degree in Economics from Washington & Lee University. Ms. Vandersteel is a CFA charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1478 (11/23)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated November 8, 2023
to the Statement of Additional Information, dated January 31, 2023 and amended April 14, 2023, May 25, 2023, August 3, 2023, and August 30, 2023 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Grantham, Mayo, Van Otterloo & Co. LLC is added as a sub-adviser to the Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "Grantham, Mayo, Van Otterloo & Co. LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC—Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Debt Fund. GMO was founded in 1977 and is a Massachusetts limited liability company that is controlled by active employee-members. As of June 30, 2023, GMO managed on a worldwide basis approximately $59 billion in assets.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

GMO

Compensation. SIMC pays GMO a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between GMO and SIMC. GMO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended September 30, 2023.

Ownership of Fund Shares. As of September 30, 2023, GMO's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of June 30, 2023, in addition to the Emerging Markets Debt Fund, GMO's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Tina Vandersteel	1	$2,560.73	4		$2,216.51	0	$0
	0	$0	2	*	$0.54	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a fund and the other accounts.

Senior members of each team are generally members (partners) of GMO. The compensation of each senior member consisted of a fixed annual base salary and an additional, discretionary, bonus and, in the case of partners, a partnership interest in the firm's profits. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The discretionary bonus is paid on the basis of a number of factors, including features designed to align the compensation of the senior members with the performance of the accounts they manage, such as a fund, over various periods. In some cases, the performance of a fund relative to an index (which may or may not be the fund's benchmark) is considered. Such features are intended to promote a closer alignment of interests between those accounts and the senior members managing those accounts. Individual senior members may, however, have some or all of the same economic incentives that GMO itself may have when GMO is eligible to earn a performance fee. Specifically, even if GMO is not earning or eligible to earn a performance fee (none of the funds pay GMO a performance-based fee), individual senior members may have compensation-related incentives to make riskier investments, pursue riskier fund strategies, seek less downside risk when a fund has outperformed its benchmark and allocate superior investment ideas to GMO client accounts capable of generating higher performance-related compensation. The level of partnership interest is determined by taking into account the individual's contribution to GMO. Because each senior member's compensation is based, in part, on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation.

Please refer to GMO's Form ADV for additional information on conflicts of interest.

There are no other changes to the Portfolio Management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1479 (11/23)